Related Party Transactions	12 Months Ended
Dec. 31, 2020
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Related Party Transactions
Note 21—Related Party Transactions
The Board of Directors and Executive Board (Key Management Personnel) are considered related parties as they have authorities and responsibilities with planning and directing the Company’s operations. Related parties also include undertakings in which such individuals have a controlling or joint controlling interest. Additionally, all group enterprises and associates are considered related parties.
Neither the Company’s related parties or major shareholders hold a controlling, joint controlling, or significant interest in the Group.
The Company has entered into employment agreements with and issued warrants to Key Management Personnel. In addition, the Company pays fees for board tenure and board committee tenure to the independent members of the Board of Directors. Please refer to Note 7.
Transactions between the parent company and group enterprises comprise management and license fees, research and development services, and clinical supplies. These transactions have been eliminated in the consolidated financial statements. Transactions and outstanding balances with the associate VISEN are disclosed in Note 13. In addition, the parent company Ascendis Pharma A/S is jointly taxed with its Danish subsidiaries, where the current Danish corporation tax is allocated between the jointly taxed Danish companies. For furth
e
r
 details, please refer to Note 10.
Indemnification agreements have been entered with the board members and members of senior management.
Except for the information disclosed above, the Company has not undertaken any significant transactions with members of the Key Management Personnel, or undertakings in which the identified related parties have a controlling or joint controlling interest.